STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

NOTE 8 – STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

On December 17, 2003, the Company created the 2003 Stock Option Plan (the “2003 Plan”). Under the 2003 Plan, the Company is authorized to grant options to purchase up to 18,000,000 shares of common stock to the Company’s employees, officers, directors, consultants, and other agents and advisors.

During 2013, the Company adopted a new incentive compensation plan (the “2013 Plan”). Under the 2013 Plan, the Company is authorized to grant awards of stock options, restricted stock, restricted stock units and other stock-based awards of up to an aggregate of 20,000,000 shares of common stock.  The 2013 Plan is intended to permit stock options granted to employees under the 2013 Plan to qualify as Incentive Stock Options.  All options granted under the 2013 Plan, which are not intended to qualify as Incentive Stock Options are deemed to be Non-Statutory Stock Options.

On November 14, 2017, the Executive Committee of the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “Plan”) which covers the potential issuance of 13 million shares of common stock. The Plan provides that directors, officers, employees, and consultants of the Company will be eligible to receive equity incentives under the Plan at the discretion of the Board or the Board’s Compensation Committee. The Board’s Compensation Committee may adopt rules and regulations to carry out the terms of the Plan. The Plan terminates on November 14, 2027 unless sooner terminated.

The 2017 Plan is administered by a committee of the Board (“Compensation Committee”) which determines the persons to whom awards will be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the plan.

In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company). The aggregate fair market value (determined at the time of the grant) of stock for which an employee may exercise Incentive Stock Options under all plans of the Company shall not exceed $1,000,000 per calendar year. If any employee shall have the right to exercise any options in excess of $100,000 during any calendar year, the options in excess of $100,000 shall be deemed to be Non-Statutory Stock Options, including prices, duration, transferability and limitations on exercise.

The Company issued Non-Statutory Stock Options pursuant to contractual agreements with non-employees. Options granted under the agreements are expensed when the related service or product is provided.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and judgments.

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2019 and 2018:

	2019	2018

Risk Free Interest Rate	2.14%	2.30%
Expected Volatility	436.22%	200.50%
Expected Life (in years)	5.0	5.0
Dividend Yield	0%	0%
Weighted average estimated fair value of options during the period	$0.25	$0.17

The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2019 and 2018:

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value (in 000’)
	Shares	Exercise Price	(in years)	(1)

Balance as of December 31, 2017	22,013,529	$0.11

Granted	1,600,000	0.27
Exercised	(5,000,000)	0.07

Balance December 31, 2018	18,613,529	$0.14

Granted	1,500,000	$0.18
Forfeited/cancelled	(2,200,000)	$0.34

Balance December 31, 2019	17,913,529	$0.12	2.9

Vested and Exercisable at December 31, 2019	16,913,529	$0.11	2.8	$60

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period. During the years ended December 31, 2019 and 2018, the aggregate intrinsic value of options exercised under the Company’s stock option plans was $59,800 and $2,113,368, respectively.

The following table summarizes the activities for the Company’s unvested stock options for the year ended December 31, 2019 and 2018:

	Unvested Options
		Weighted -
		Average
	Number of	Grant
	Unvested Options	Date Exercise Price

Balance December 31, 2017	2,666,667	$0.06

Granted	1,600,000	0.27

Vested	(2,250,001)	0.10

Balance December 31, 2018	2,016,666	$0.18

Granted	1,500,000	0.18

Vested	(2,516,666)	0.17

Balance December 31, 2019	1,000,000	$0.20

During the year ended December 31, 2019, the Company amended the Consulting Agreement it has with its Chief Operating Officer and granted him options to purchase 1,000,000 shares of common stock with an exercise price of $0.195 that vest annually in equal increments over a two-year period.  Additionally, during the year ended December 31, 2019, the Company amended the Chief Operating Officer’s consulting agreement to provide, among other things, for a monthly consulting fee of $14,500 for services provided and to extend the term of the consulting agreement to March 1, 2021.

In August 2019, the Company entered into an amendment (the “Amendment”) to the Employment Agreement, dated August 15, 2017, with Patrick White, the Chief Executive Officer of the Company (the “Employment Agreement”), which Employment Agreement automatically renewed on July 16, 2019, effective on August 15, 2019. Pursuant to the Amendment, the term was reduced to one year and Mr. White agreed to defer receipt of sums due him to improve the Company’s liquidity. Mr. White was due to receive $100,000 on August 15, 2019 representing deferred salary (the “Deferral Amount”) that he had previously agreed to defer over the two years of the initial term of his Employment Agreement. In the Amendment, Mr. White agreed to extend receipt of the Deferral Amount until August 15, 2020. In addition, he agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020. In connection with entering into the Amendment, the Company granted Mr. White 500,000 five-year fully vested incentive stock options under the Company’s 2017 Equity Incentive Plan exercisable at $0.14 per share.

During the year ended December 31, 2019, the Company recorded the forfeiture of 2,200,000 options awarded to employees that are no longer with the Company and whose exercise period has expired.

During the year ended December 31, 2018, the Company amended the consulting agreement held with its Chief Operating Officer and granted him 1,000,000 stock options with an exercise price of $0.2102 with 500,000 stock options vesting immediately and the remaining 500,000 stock options vesting on February 28, 2019 subject to continuing to provide consulting services.

In January 2018, the Chairman of the Board made a cashless exercise of 5,000,000 options related to services in 2017, whereby the Chairman disposed of 972,222 shares to the Company as part of his exercise, amounting to an issuance of 4,027,778 shares, see Note 7.

In November 2018, 600,000 options were granted a weighted average exercise price of $0.37 with a term of five years.  Of the 600,000 options, 500,000 options were issued to an employee of the Company vesting monthly over a six-month period, 100,000 to the Chief Financial Officer vesting quarterly over a one-year period.

For the years ended December 31, 2019 and 2018, the Company expensed $422,682 and $329,193, respectively, related to the options.

As of December 31, 2019, there was $87,913 unrecognized compensation cost related to outstanding stock options expected to vest over the weighted average of 0.7 years.

The following table summarizes the activities for the Company’s warrants for the year ended December 31, 2019 and 2018:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)
Balance, December 31, 2017	32,292,580	$0.30
Issued	18,727,769	0.15
Exercised	(22,809,908)	0.11
Expired	(1,019,608)	0.07
Cancelled/Forfeited	(4,950,000)	0.40

Balance, December 31, 2018	22,240,833	$0.31
Issued	300,000	0.15
Exercised	(200,000)	0.15
Expired	(78,226)	0.26

Balance, December 31, 2019	22,262,608	$0.31	2.8	-

Exercisable at December 31, 2019	22,262,608	$0.31	2.8	-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0699 for our common stock on December 31, 2019.

All warrants were vested on the date of grant.

In May 2019, a former director made a cashless exercise of 200,000 warrants, whereby the warrant holder disposed of 128,226 shares of common stock to the Company as part of this exercise, amounting to an issuance of 71,774 shares of common stock.

In January 2018, the Company issued 1,749,683 shares of common stock and 1,749,683 warrants with an exercise price of $0.15 to Mr. Klapper, a former director, relating to the Note payable conversion that took place in June 2017.  Additionally, 3,700,000 warrants were forfeited.

In connection with the Bridge Financing in September 2019, the placement agent for the Debentures is entitled to receive 300,000 warrants convertible to 300,000 shares of common stock with an exercise price of $0.15 for a five- year term. See Note 5 – Convertible Debt.

During the year ended December 31, 2018, in relation to the Settlement Agreement, the Company issued 464,775 warrants at an exercise price of $0.15 which were paid for in 2014 but had not been previously issued.

For the year ended December 31, 2018, 20,787,784 shares of warrants were exercised and a total of 20,787,784 shares of common stock were issued for gross proceeds of $2,079,345. See Note 7.

In January 2018, a member of the Board exercised 104,876 warrants with an exercise price of $0.15 and a total of 104,876 shares of common stock were issued for gross proceeds of $15,731, see Note 7.

In April 2018, the former Chief Executive Officer of the Company exercised 100,000 warrants at an exercise price of $0.01 for gross proceeds of $1,000 resulting in an issuance of 100,000 shares, see Note 7.

On July 31, 2018, a member of the Board exercised 1,439,524 warrants held by an entity under his control at an exercise price of $0.15 per share for a total price of $215,929. See note 7.

In August 2018, a warrant holder, made a cashless exercise of 366,047 warrants, whereby the warrant holder disposed of 190,386 shares to the Company as part of this exercise, amounting to an issuance of 175,661 shares.

In October 2018, a warrant holder, made a cashless exercise of 11,678 warrants, whereby the warrant holder disposed of 4,680 shares to the Company as part of this exercise, amounting to an issuance of 6,998 shares.

During the year ended December 31, 2018 an additional 1,250,000 warrants were forfeited in relation to a note payable conversion occurring in the prior year.